Property, Plant and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net
	March 31, 2024 $	June 30, 2023 $
	(in thousands)
Furniture, fittings and equipment	194	157
Assets under construction	393	160
Total property, plant and equipment, gross	587	317
Accumulated depreciation and amortization	(64)	(23)
Total property, plant and equipment, net	$523	$294

	June 30, 2023, $	June 30, 2022 $
	(in thousands)
Furniture, fittings and equipment	157	-
Assets under construction	160	-
Total property, plant and equipment, gross	317	-
Accumulated depreciation and amortization	(23)	-
Total property, plant and equipment, net	$294	$-